SCHEDULE OF OUTSTANDING POTENTIALLY DILUTIVE COMMON STOCK EQUIVALENTS WERE EXCLUDED FROM THE COMPUTATION OF DILUTED NET LOSS PER SHARE (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	125,000		0	0
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	125,000